Mineral Property Option Agreement (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2012	Nov. 15, 2011
Terms of Option Agreement
Percent interest available to acquire under Option Agreement		100.00%
Total Cash payments to acquire Option		$ 205,000
Required expenditures on mineral property	65,000	65,000
200,000 shares issued for acquisition of mineral property, value		20,000
Budget for current work program	$ 14,975
Days after forward split by which shares are to be issued		10
Days after execution of Option by which shares are to be issued		90
Shares issued for Mineral Property Option, in shares	200,000
Price per share	$ 0.10
Net Smelter Royalty retained by Optionor	2.00%
Number of days after default event that Option will terminate	30
Number of days to cure after notice of default received	60